GoodHaven Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Automobile Retailers - 3.2%
Asbury Automotive Group, Inc. (a)	39,406	$ 8,330,429

Banks-Diversified - 8.8%
Bank of America Corp.	319,500	19,789,830
JPMorgan Chase & Co.	8,000	2,848,160
		22,637,990

Capital Markets - 4.9%
Jefferies Financial Group, Inc.	242,512	12,765,832

Diversified Holding Companies - 16.7%
Berkshire Hathaway, Inc. - Class B (a)	85,800	43,245,774

General Building Materials - 3.8%
Builders FirstSource, Inc. (a)	148,400	9,853,760

Home Builder - 4.6%
Lennar Corp. - Class B	118,762	9,769,362
Toll Brothers, Inc.	15,000	2,151,750
		11,921,112

Industrial Conglomerate - 5.1%
EXOR NV	156,362	13,285,648

Interactive Media & Services - 10.9%
Alphabet, Inc. - Class C	84,200	28,241,522

Investment Management - 7.5%
Brookfield Corp.	231,822	9,555,703
KKR & Co., Inc.	90,000	9,874,800
		19,430,503

Oil & Gas Equipment & Services - 5.2%
TerraVest Industries, Inc.	158,300	13,411,441

Oil & Gas Exploration & Production - 6.2%
Devon Energy Corp.	329,161	15,967,600

Oil & Gas Infrastructure - 1.2%
Hess Midstream LP - Class A	75,667	3,042,570

Property/Casualty Insurance - 9.1%
Chubb Ltd.	44,500	15,067,700
The Progressive Corp.	39,000	8,505,120
		23,572,820

Technology Distributors - 4.1%
Arrow Electronics, Inc. (a)	51,438	10,515,470
TOTAL COMMON STOCKS (Cost $117,411,162)		236,222,471

WARRANTS - 2.1%	Contracts	Value
Oil & Gas Exploration & Production - 2.1%
Occidental Petroleum Corp., Expires 08/03/2027, Exercise Price $22.00 (a)	138,522	5,277,688
TOTAL WARRANTS (Cost $4,289,962)		5,277,688

PREFERRED STOCKS - 1.1%	Shares		Value
Government Agency - 1.1%
Federal National Mortgage Association	–		$–
Series N, 5.50%, Perpetual	31,037		450,037
Series R, 7.63%, Perpetual	69,980		572,436
Series T, 8.25%, Perpetual	216,881		1,838,500
TOTAL PREFERRED STOCKS (Cost $820,676)			2,860,973

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 4.6%	Par		Value
3.70%, 09/17/2026 (b)	2,000,000		1,996,782
3.68%, 10/13/2026 (b)	10,000,000		9,956,911
TOTAL U.S. TREASURY BILLS (Cost $11,954,100)			11,953,693

TOTAL INVESTMENTS - 99.1% (Cost $134,475,900)			256,314,825
Money Market Deposit Account - 1.0% (c)			2,678,692
Liabilities in Excess of Other Assets - (0.1)%		(0.00113)	(291,145)
TOTAL NET ASSETS - 100.0%			$ 258,702,372

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of August 31, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.36%.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the GoodHaven Fund (the “Fund”) has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 236,222,471	$ –	$ –	$ 236,222,471
Warrants	5,277,688	–	–	5,277,688
Preferred Stocks	2,410,936	450,037	–	2,860,973
U.S. Treasury Bills	–	11,953,693	–	11,953,693
Total Investments	$ 243,911,095	$ 12,403,730	$ –	$ 256,314,825

Refer to the Schedule of Investments for further disaggregation of investment categories.